STOCKHOLDERS’ EQUITY	3 Months Ended
Mar. 31, 2025
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 5 – STOCKHOLDERS’ EQUITY

The Company’s authorized capital stock consists of 105,000,000 shares, comprised of 100,000,000 shares of common stock, per share par value $0.0001, and 5,000,000 shares of preferred stock, per share par value $0.0001.

Of the 5,000,000 shares of preferred stock authorized, the Board of Directors has designated the following:

•	1,500,000 shares as Series AA Preferred Stock, none outstanding
•	1,250,000 shares as Series AAA Preferred Stock, 31,413 shares outstanding
•	1,250 shares as Series AAAA Preferred Stock, none outstanding
•	1,500 shares as Series C Preferred Stock, none outstanding
•	2 shares as Series B Preferred Stock: none outstanding
•	70,000 shares as Series E Preferred Stock, 61,688 shares outstanding
•	One share of Series F Preferred Stock, none outstanding
•	300,789 shares of Series G Preferred Stock, none outstanding
•	770,000 shares of Series H Preferred Stock, none outstanding

Series G Preferred Stock Issuance

During 2023, Dr. Gene Salkind, the Company’s Board Chair, and parties associated with him (the Series G Preferred Shareholders), invested $1,503,495 into the Company’s newly created Series G Preferred Stock, formalized through three Subscription Agreements for the sale of a combined 300,789 shares of Series G Preferred Stock for total cash proceeds of $1,200,000, plus the conversion of $300,000 in principal and $3,495 in accrued interest from a loan to Dr. Salkind in October 2023. Each share of the Series G Preferred Stock is convertible by the Series G Preferred Shareholders at any time after issuance into ten (10) shares of the Company’s Common Stock, or $0.50 per Common Share (Series G Conversion Ratio). The Series G Preferred Stock will automatically convert at the same Series G Conversion Ratio upon the Company’s Common Stock reporting of a closing sales price over $5.00 per share for ten (10) consecutive trading days. The Company did not pay any commissions or other compensation to any third party in connection with the transactions reported herein. Exemption from registration is claimed under section 4(2) of the Securities Act of 1933, as amended.

Series H Preferred Stock Issuances

During 2023, the Series G Preferred Shareholders agreed to exchange all 300,789 of the Series G Preferred Stock into 751,730 shares of the Company’s newly created Series H Preferred Stock. Also, our legal counsel agreed to exchange $33,000 of monies owed to the law firm for 16,500 shares of Series H Preferred Stock. Each share of the Series H Preferred Stock is convertible at any time after issuance into ten (10) shares of the Company’s Common Stock, or $0.20 per Common Share (Series H Conversion Ratio). The Series H Preferred Stock will automatically convert at the same Series H Conversion Ratio upon the Company’s Common Stock reporting of a closing sales price over $2.00 per share for ten (10) consecutive trading days or on December 31, 2026, whichever is earlier. The Company did not pay any commissions or other compensation to any third party in connection with the transactions reported herein. Exemption from registration is claimed under section 3(a)(9) of the Securities Act of 1933, as amended. During the quarter ended September 30, 2024, all outstanding shares of Series H Preferred Stock were converted into shares of the Company’s common stock, as discussed above.

Rights Under Preferred Stock

The Company’s classes of preferred stock include the following provisions:

Optional Conversion Rights of Preferred Stock

•	Series AA – one share convertible into 3.33 shares of common stock
•	Series AAA – one share convertible into 0.0167 shares of common stock
•	Series C – one share convertible into 6,667 shares of common stock
•	Series E – one share convertible into 0.0167 shares of common stock (calculated by taking one share at a rate of its Stated Value, as defined, divided by $0.08, convertible commencing January 31, 2020, and further adjusted by dividing the result by 6,000 representing the aggregate amount of two reverse stock splits)
•	Series G – one share convertible into shares of common stock at a rate of its Stated Value divided by $0.50 (Series G Conversion Ratio)
•	Series H – one share was convertible into shares of common stock at a rate of its Stated Value ($2.00 at August 7, 2024, date of mandatory conversion discussed below) divided by $0.20 (Series H Conversion Ratio)

Redemption Rights

Series E preferred stock is redeemable at any time upon 30 days’ written notice by the Company and the shareholders, at a rate of 100% of the Stated Value, as defined.

Mandatory Conversion Right

Any outstanding shares of Series G Preferred Stock shall automatically convert into common stock based on the Series G Conversion Ratio if the closing sales price of the Company’s common stock for ten (10) consecutive trading days closes over $5.00 per share.

Any outstanding shares of Series H Preferred Stock shall automatically convert into common stock based on the Series H Conversion Ratio at the earlier of (i) December 31, 2026, or (ii) at such a time as the closing sale price of the Company’s common stock exceeds $2.00 per share for ten (10) consecutive trading days. In August 2024, the Series H Preferred Stock satisfied the mandatory conversion right, resulting in the conversion of all 768,473 shares outstanding into 7,684,730 shares of common stock, exclusive of accrued dividend liabilities totaling $122,954 also being converted into 158,840 shares of common stock.

Mandatory Dividend

Commencing after the later of (i) the first day of the calendar month after the month in which the Series G shares are issued or (ii) January 2, 2024, the holders of outstanding shares of Series G Preferred Stock shall receive a monthly dividend of 20% of the Stated Value per share. The dividend shall be paid at the election of the majority holder of the Series G Preferred Stock in cash or in common stock.

Commencing January 2, 2024, the holders of outstanding shares of Series H Preferred Stock shall receive a monthly dividend of 1% of the Stated Value per share. The dividend shall be paid at the election of the majority holder of the Series H Preferred Stock in cash or in common stock. If the election is for cash payment, the Company has the right to deliver a one-year secured note bearing interest at the rate of 15% per annum in lieu of paying cash. As discussed above, for the period January 1 through August 6, 2024, the mandatory conversion date, the Company accrued and paid stock dividends of 158,840 common shares totaling $122,954, to the Series H Preferred Stock shareholders.

Liquidation Preference

The Series G and Series H Preferred Stock have a liquidation preference of the Stated Value per share plus accrued and unpaid dividends.

Issuance of Common Stock for Services

In December 2023, the Company entered a one-year consulting contract with an unrelated party. In accordance with the contract, the consultant received a signing bonus of $25,000 in cash, 100,000 shares of restricted common stock valued at $14,000, and warrants to purchase 200,000 shares of common stock, exercisable over a three-year period at $0.20 per share, valued at $25,000. In addition, the consultant is to receive monthly cash payments of $12,500 over the term of the agreement. The value of the signing bonus, shares of restricted common stock, and warrants, totaling $64,000, was recorded as a prepaid asset on the accompanying consolidated balance sheet and is being amortized through general and administrative expenses over the one-year term of the agreement. For the quarter ended March 31, 2024, the Company recognized $16,000 of expense associated with amortization of the prepaid asset. The remaining balance of the prepaid asset was fully amortized through December 31, 2024.

On August 15, 2024, the Company entered into a Business Development Agreement with a non-affiliated entity. The term of the agreement is three months, and the consultant has a choice of $12,500 in cash or 25,000 shares of the Company’s restricted common stock as compensation. The consultant elected to receive 25,000 shares of restricted common stock. The $12,500 fee was recorded as a prepaid asset on the consolidated balance sheet and was amortized through general and administrative expenses over the three-month term.

During the year ended December 31, 2024, the Company issued a total of 154,000 shares of common stock in full settlement of vendor payables previously outstanding, totaling $83,000. The Company also issued a total of 46,010 and 1,498 shares of common stock for the year ended December 31, 2024 and quarter ended March 31, 2025, respectively, as service fees in conjunction with the Merchant Agreements described in Note 4. The total value of the shares issued equaled $41,015 and $5,030 for the year ended December 31, 2024 and quarter ended March 31, 2025, respectively.

Effective January 15, 2025, the Company entered into a Consulting Services Agreement with a third-party consultant, with a service term of one year. Compensation under the agreement includes a monthly cash fee of $12,500 and 400,000 shares of the Company’s restricted common stock, issued upon signing of the agreement. The total value of the common stock issued was equal to $1,096,000 based on the $2.74 per share market value of the common stock at the effective date of the agreement. The value of the common stock is being amortized straight-line to professional fees expense over the one-year term of the agreement. The Company recognized amortization expense of approximately $228,000 for the quarter ended March 31, 2025.

Issuance of Common Stock Warrants for Services

During June 2024, the Company entered into a consulting agreement with an unrelated party for general business consulting services. The term of the agreement is for twelve months, commencing in June 2024. Compensation under the agreement included an upfront payment of $25,000 in cash, and the issuance of 100,000 common stock warrants, exercisable through June 2027, at an exercise price of $0.50 per share. The consultant also receives a monthly fee of $5,000. The fair value of the warrants at issuance was $171,800, which is being amortized, along with the upfront payment, through general and administrative expense, straight-line, over the twelve-month service period. In September 2024, the Company amended the consulting agreement to increase the monthly cash compensation to $10,000 and to issue additional warrants to purchase a total of 150,000 shares of common stock exercisable over a three-year period. The 150,000 warrant shares consist of 100,000 warrant shares exercisable at $0.50 per share and 50,000 warrant shares exercisable at $1.00 per share through September 10, 2027. The new warrants issued in September 2024 have a fair value of $446,200, which was recorded as a prepaid asset and is being amortized through general and administrative expense, straight-line, over the remaining 10 months of the agreement term. Pertinent inputs used in the fair value model for the above warrants included terms from 2.75 to 3.00 years, risk-free rates of 3.42% to 4.54%, and volatility of 216% to 220%.

Issuance of Common Stock for Settlement of Liabilities

In January 2024, the Company issued 100,000 shares of its common stock at a per share price of $0.53 in full settlement of vendor liabilities outstanding at an amount equal to $53,000. In March 2024, the Company issued 18,000 shares of its common stock in settlement of outstanding vendor liabilities at an amount equal to $12,000 stock at per share prices ranging from $0.50 to $1.00. In the third quarter of 2024, corporate counsel converted $18,000 of accrued liabilities into common stock at a conversion price of $0.50 per share.

As discussed in Note 4, during the quarter ended March 31, 2025, a total of $30,000 of debt and original issue discount to the Company’s corporate attorney was converted into 17,143 shares of common stock in full settlement of the debt obligations.

Issuance of Common Stock for Cash

During the year ended December 31, 2024, the Company raised a total of $4,026,950 in cash from various accredited investors in conjunction with common stock subscription agreements, resulting in the issuance of a total of 5,908,734 shares of common stock at per share prices ranging from $0.30 to $1.75.

During the quarter ended March 31, 2025, the Company raised a total of $569,500 in cash from various accredited investors in conjunction with common stock subscription and equity agreements, resulting in the issuance of a total of 325,428 shares of common stock at a cash per share price of $1.75. One of the agreements included the issuance of 107,143 in shares issued to the investor as incentive for the investor to provide potential future equity funding based on certain financial results of the Company acceptable to the investor.

Issuance of Common Stock for Warrant Exercise

During the quarter ended March 31, 2025, the Company issued a total of 276,941 shares of its common stock upon the cashless exercise of 300,000 warrants.

Issuance of Common Stock in Exchange for Equity Investment

In February 2025, the Company completed a strategic expansion of its alliance with Context Networks, Inc. (Context), a private company offering a programmatic advertising platform that leverages private blockchain technology to deliver advertising solutions for the gaming industry, through the issuance of 127,230 shares of its restricted common stock in exchange for 274,725 shares of Context’s restricted common stock. The value of the shares issued was based on the Company’s market value of its common stock at the effective date of the exchange, $3.93 per share. This agreement establishes minority ownership stakes in each other, reinforcing their shared vision for innovation in casino advertising technology and the growing market for targeted, data-driven direct marketing and advertising solutions in gaming environments.

Exemption from registration is claimed under Section 4(2). Section 3(a)(9) and Rule 506 of the Securities Act of 1933, as amended. No commissions were paid with respect to the aforementioned securities transactions.

Treasury Stock

In the year ended December 31, 2024, the Company repurchased 17 shares of common stock for an insignificant amount, recorded as treasury stock.